Off Balance Sheet Commitments (Details) $ in Millions			6 Months Ended
	Jun. 19, 2023 USD ($)	May 01, 2023 USD ($)	Jun. 30, 2023 USD ($) extension
Disclosure Of Off Balance Sheet Commitments [Line Items]
Lease, term			15 years
Lease, cost			$ 200.0
Lease, extension options, number | extension			2
Lease, extension options, term			5 years
Minimum
Disclosure Of Off Balance Sheet Commitments [Line Items]
Lease, term			12 years
Maze Therapeutics
Disclosure Of Off Balance Sheet Commitments [Line Items]
Upfront payment		$ 150.0
Maze Therapeutics | Maximum
Disclosure Of Off Balance Sheet Commitments [Line Items]
Commitments related to potential milestone payments for projects under collaboration agreements		$ 600.0
Scribe Therapeutics
Disclosure Of Off Balance Sheet Commitments [Line Items]
Upfront payment	$ 40.0
Scribe Therapeutics | Maximum
Disclosure Of Off Balance Sheet Commitments [Line Items]
Commitments related to potential milestone payments for projects under collaboration agreements	$ 1,200.0